Supplementary Financial Statements Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
Comprised of:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Cash and deposits *	5,194	2,183

*
As of December 31, 2013, US$56 thousand (2012: US$51thousand) is deposited in NIS bearing an average annual interest of 0.15% (2012: 1.00%). US$42 thousand (2012: US$41 thousand) was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net
Trade receivables, net

Trade receivables, net, consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Trade receivables	4,454	2,542
Less allowance for doubtful accounts (*)	(615)	(544)

	3,839	1,998

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2011	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
Additions	252
Deductions	(181)

Balance as of December 31, 2013	615

Schedule of Other Current Assets
Other current assets consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	93	140
Prepaid expenses	144	80
Assets held for severance benefits	-	241

	237	461

Schedule of Inventories	Inventories consist of the following:
	December 31
	2013	2012
	US$ thousands	US$ thousands
Raw materials and subassemblies	2,252	1,628
Work in process	123	297
Finished products	1,272	1,434

	3,647	3,359

Schedule of Other Payables and Accrued Liabilities
Other payables and accrued liabilities consist of the following:

	December 31
	2013	2012
	US$ thousands	US$ thousands
Employees and employee institutions	976	769
Accrued expenses	653	369
Provision for product warranty	100	100
Liability in respect of severance benefits	-	276
Other	204	114

	1,933	1,628

Schedule of Sales by Geographic Destination
Classification of sales by geographical destination:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
United States	110	91	1,360
Europe	3,841	3,194	5,660
Israel	2,467	2,118	2,137
South and Latin America	1,817	1,184	400
Asia Pacific	2,717	1,677	3,654
Rest of the world	227	172	509

	11,179	8,436	13,720

Schedule of Sales by Major Product Lines	Sales by major product lines:
	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	11,090	8,430	13,160
Carrier Solution	89	6	560

	11,179	8,436	13,720

Schedule of Components in Cost of Sales
Cost of sales consists of the following:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	886	723	868
Materials purchased	4,261	3,233	4,507
Subcontracted work	2,469	2,218	1,974
Royalties to the OCS	37	-	6
Write-down of inventories	581	818	49
Other production costs	499	471	378

	8,733	7,463	7,782
Decrease in inventories	(869)	(398)	(293)

	7,864	7,065	7,489

Schedule of Financing Income, Net
Financing income, net, consists of the following:

	Year ended December 31
	2013	2012	2011
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(26)	(50)	(26)
Interest on long-term principle shareholder loan	(45)	(73)	(54)
Exchange translation income (expenses), net	(60)	71	(24)
	(131)	(52)	(104)
Income:
Interest from banks and others	2	4	2

Financing expense, net	(129)	(48)	(102)